Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Earnings Per Share

All figures in £ millions	2022	2021 1	2020 1

Earnings for the year	244	178	330

Non-controlling interest	(2)	(1)	–

Earnings attributable to equity shareholders	242	177	330

Weighted average number of shares (millions)	738.1	754.1	755.4

Effect of dilutive share options (millions)	3.9	5.0	–

Weighted average number of shares (millions) for diluted earnings	742.0	759.1	755.4

Earnings per share (in pence per share)

Basic	32.8p	23.5p	43.7p

Diluted	32.6p	23.3p	43.7p

1.	Comparative balances have been restated – see Note 1b.